Expense Example (Invesco Balanced-Risk Retirement 2050 Fund, USD $)	12 Months Ended
May 02, 2011
Class A, Invesco Balanced-Risk Retirement 2050 Fund
Example
Expense Example, By Year, Column [Text]	Class A
1 Year	$ 650
3 Years	1,398
5 Years	2,165
10 Years	4,166
Class A5, Invesco Balanced-Risk Retirement 2050 Fund
Example
Expense Example, By Year, Column [Text]	Class A5
1 Year	650
3 Years	1,398
5 Years	2,165
10 Years	4,166
Class B, Invesco Balanced-Risk Retirement 2050 Fund
Example
Expense Example, By Year, Column [Text]	Class B
1 Year	682
3 Years	1,417
5 Years	2,262
10 Years	4,310
Class C, Invesco Balanced-Risk Retirement 2050 Fund
Example
Expense Example, By Year, Column [Text]	Class C
1 Year	282
3 Years	1,117
5 Years	2,062
10 Years	4,465
Class C5, Invesco Balanced-Risk Retirement 2050 Fund
Example
Expense Example, By Year, Column [Text]	Class C5
1 Year	282
3 Years	1,117
5 Years	2,062
10 Years	4,465
Class R, Invesco Balanced-Risk Retirement 2050 Fund
Example
Expense Example, By Year, Column [Text]	Class R
1 Year	131
3 Years	971
5 Years	1,828
10 Years	4,045
Class R5, Invesco Balanced-Risk Retirement 2050 Fund
Example
Expense Example, By Year, Column [Text]	Class R5
1 Year	131
3 Years	971
5 Years	1,828
10 Years	4,045
Class Y, Invesco Balanced-Risk Retirement 2050 Fund
Example
Expense Example, By Year, Column [Text]	Class Y
1 Year	81
3 Years	823
5 Years	1,588
10 Years	$ 3,602